UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM 24F-2
               Annual Notice of  Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
               FLEXSHARES TRUST
               50 South LaSalle Street
               Chicago, Illinois, 60603
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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

          FlexShares Morningstar US Market Factor Tilt Index Fund
          FlexShares Morningstar Global Upstream Natural Resources Index Fund FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
          FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
          FlexShares Ready Access Variable Income Fund
          FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund FlexShares Morningstar Emerging Markets Factor Tilt Index Fund FlexShares Quality Dividend Index Fund
          FlexShares Quality Dividend Dynamic Index Fund
          FlexShares Quality Dividend Defensive Index Fund
          FlexShares International Quality Dividend Index Fund
          FlexShares International Quality Dividend Dynamic Index Fund FlexShares International Quality Dividend Defensive Index Fund FlexShares STOXX Global Broad Infrastructure Index Fund
          FlexShares Global Quality Real Estate Index Fund
          FlexShares Disciplined Duration MBS Index Fund
          FlexShares Credit-Scored US Corporate Bond Index Fund
          FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund FlexShares Real Assets Allocation Index Fund
          FlexShares STOXX US ESG Select Index Fund
          FlexShares STOXX Global ESG Select Index Fund
          FlexShares Core Select Bond Fund
          FlexShares High Yield Value-Scored Bond Index Fund
          FlexShares Credit-Scored US Long Corporate Bond Index Fund
          FlexShares US Quality Large Cap Index Fund
          FlexShares US Quality Low Volatility Index Fund
          FlexShares Developed Markets ex-US Quality Low Volatility Index Fund FlexShares Emerging Markets Quality Low Volatility Index Fund FlexShares ESG & Climate US Large Cap Core Index Fund
          FlexShares ESG & Climate Developed Markets ex-US Core Index Fund FlexShares ESG & Climate High Yield Corporate Core Index Fund FlexShares ESG & Climate Investment Grade Corporate Core Index Fund

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  3.   Investment Company Act File Number:      811-22555

       Securities Act File Number:              333-173967

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 4(a). Last day of the fiscal year for which this notice is filed:
                               October 31, 2021

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                           $5,160,737,941
                                                       ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                           $2,195,446,588
                                                       ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                           $1,926,562,899
                                                         ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                               -           $4,122,009,487
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       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                           $1,038,728,454
                                                         ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                                       $0
                                                         ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                 0.0000927
                                                         ----------------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                               =               $96,290.13
                                                         ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
       (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                               +                       $0
                                                         ----------------
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                               =               $96,290.13
                                                         ----------------
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       January 12, 2022

       Method of Delivery:
               [X ] Wire Transfer
               [ ] Mail or other means


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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


					/s/Randal Rein
       By (Signature and Title)*    -------------------------------------
                       Randal Rein, Treasurer and Principal Financial Officer

       Date:   January 13, 2022
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       *Please print the name and title of the signing officer below the signature.